REVERSE REPURCHASE AGREEMENTS – NON-TRADING (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Summary of Reverse Repurchase Agreements - Non Trading

	30 June 2026	31 December 2025
	£m	£m
Agreements with banks	1,481	3,973
Agreements with customers	9,244	13,705
0	10,725	17,678
18. REPURCHASE AGREEMENTS – NON-TRADING

	30 June 2026	31 December 2025
	£m	£m
Agreements with banks	2,250	3,557
Agreements with customers	4,144	5,472
0	6,394	9,029